UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $114,112 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     9284   133408 SH       SOLE                   133408        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111    10898   267637 SH       SOLE                   267637        0        0
ACTUATE CORP                   COM              00508B102     1123   287135 SH       SOLE                   287135        0        0
AMPCO-PITTSBURGH CORP          COM              032037103     1341    30152 SH       SOLE                    30152        0        0
APPLIED MATLS INC              COM              038222105    10135   530906 SH       SOLE                   530906        0        0
BORDERS GROUP INC              COM              099709107      384    63980 SH       SOLE                    63980        0        0
CHINACAST EDU CORP             COM              16946T109      752   179473 SH       SOLE                   179473        0        0
COLGATE PALMOLIVE CO           COM              194162103     1362    19716 SH       SOLE                    19716        0        0
CULP INC                       COM              230215105     5713   813855 SH       SOLE                   813855        0        0
DST SYS INC DEL                COM              233326107     1503    27311 SH       SOLE                    27311        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     2096    23913 SH       SOLE                    23913        0        0
GEVITY HR INC                  COM              374393106      397    73750 SH       SOLE                    73750        0        0
HOME DEPOT INC                 COM              437076102     4919   210024 SH       SOLE                   210024        0        0
JDA SOFTWARE GROUP INC         COM              46612K108     9452   522229 SH       SOLE                   522229        0        0
LAM RESEARCH CORP              COM              512807108     7795   215637 SH       SOLE                   215637        0        0
MAXIMUS INC                    COM              577933104     7830   224870 SH       SOLE                   224870        0        0
MEADOW VY CORP                 COM              583185103     2205   244997 SH       SOLE                   244997        0        0
MIDAS GROUP INC                COM              595626102     8136   602667 SH       SOLE                   602667        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     6184   644165 SH       SOLE                   644165        0        0
PROGRESS SOFTWARE CORP         COM              743312100     2149    84035 SH       SOLE                    84035        0        0
QUANTUM CORP                   COM DSSG         747906204      741   549055 SH       SOLE                   549055        0        0
ROSS STORES INC                COM              778296103    11503   323842 SH       SOLE                   323842        0        0
SYMANTEC CORP                  COM              871503108     2091   108060 SH       SOLE                   108060        0        0
TYLER TECHNOLOGIES INC         COM              902252105     6119   450900 SH       SOLE                   450900        0        0